Indebtedness (Aggregate Maturities of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 2,781
2014	1,256
2015	995
2016	2,597
2017	1,302
2018-2022	7,026
2023-2027	940
Thereafter	3,701
Long-term debt, gross	20,598
Debt discounts	(178)
Long-term debt	$ 20,420	$ 17,034